Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000050722
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%	2.97%	4.28%
C000174022
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%	3.04%	4.03%
Without Sales Load [Member] | C000050721
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	4.07%	4.98%
Without Sales Load [Member] | C000050722
Average Annual Return [Line Items]
Average Annual Return, Percent	9.61%	3.81%	4.71%
Without Sales Load [Member] | C000174022
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%	3.04%	4.03%
Without Sales Load [Member] | C000050720
Average Annual Return [Line Items]
Average Annual Return, Percent	9.91%	4.15%	5.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
17.50% MSCI World High Div (Net) / 60.00% US Agg / 22.50% BBG HY 2% Issuer Capped
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%	2.40%	4.25%
Customized Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	10.52%	4.04%	5.92%
17.50% MSCI World High Div (Net) / 60.00% US Agg / 22.50% BBG HY 2% Issuer Capped
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%	2.40%	4.25%
Customized Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	10.52%	4.04%	5.92%
17.50% MSCI World High Div (Net) / 60.00% US Agg / 22.50% BBG HY 2% Issuer Capped
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%	2.40%	4.25%
Customized Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	10.52%	4.04%	5.92%
17.50% MSCI World High Div (Net) / 60.00% US Agg / 22.50% BBG HY 2% Issuer Capped
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%	2.40%	4.25%
Customized Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	10.52%	4.04%	5.92%